Review of businesses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 14,680	$ 13,816	$ 7,654
United Kingdom
Revenue	$ 2,200	$ 2,100	$ 1,600
Percentage of total revenue	15.00%	15.00%	21.00%